Fair Value of Financial Instruments - Carrying value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 67,495	$ 68,535	$ 101,734	$ 200,300
Equity Method Investments, Fair Value Disclosure	92,300
Senior Notes, net	0	72,726
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	67,495
Cash and Cash Equivalents, Fair Value Disclosure	67,495
Bank loans, net	681,489	623,960
Finance Lease, Liability	73,823	18,891
Bank loans, net, Fair Value Disclosure	681,489	74,921
Senior Notes, net	73,253	72,726
Senior Notes, net, Fair Value Disclosure	74,214
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value	219	192
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity Method Investments, Fair Value Disclosure	$ 92,281	$ 0